Fair Value Measurements - Significant Unobservable Inputs (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Actuarial Assumptions, Benefit Utilization, Percent of Policyholders Taking Systematic Withdrawals	29.00%	26.00%
Fair Value Inputs, Actuarial Assumptions, Benefit Utilization, Percent of Policyholders Assumed to Begin Systematic Withdrawals	85.00%	85.00%
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	$ 16,100.0	$ 15,600.0
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Average Expected Delay	2 years 4 months 24 days	2 years 9 months 18 days
In Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	13,000.0	14,800.0
Out Of Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	3,100.0	800.0
Age 60 and under
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	3,600.0	3,800.0
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Average Expected Delay	5 years 4 months 24 days	5 years 6 months
Age 60 and under | In Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	2,700.0	3,500.0
Age 60 and under | Out Of Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	900.0	300.0
Age 60-69
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	7,500.0	7,400.0
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Average Expected Delay	1 year 6 months	1 year 10 months 24 days
Age 60-69 | In Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	6,000.0	7,000.0
Age 60-69 | Out Of Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	1,500.0	400.0
Age 70 and over
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	5,000.0	4,400.0
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Average Expected Delay	1 month 6 days	2 months 12 days
Age 70 and over | In Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	4,300.0	4,300.0
Age 70 and over | Out Of Money
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	700.0	100.0
GMAB | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	0	0
GMAB | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	0	0
GMAB | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	0	0
GMAB | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	100.0	100.0
GMWB/GMWBL | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	6,700.0	8,800.0
GMWB/GMWBL | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	6,400.0	6,200.0
GMWB/GMWBL | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	2,100.0	900.0
GMWB/GMWBL | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	$ 1,700.0	$ 600.0
Minimum | Age 60 and under
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	0	0
Minimum | Age 60-69
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	60	60
Minimum | Age 70 and over
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	70	70
Minimum | GMAB | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.08%	0.08%
Minimum | GMAB | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	2.50%	2.40%
Minimum | GMAB | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.41%	0.41%
Minimum | GMAB | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	12.00%	12.00%
Minimum | GMWB/GMWBL | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.08%	0.08%
Minimum | GMWB/GMWBL | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	1.50%	1.50%
Minimum | GMWB/GMWBL | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	0.36%	0.35%
Minimum | GMWB/GMWBL | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	6.90%	3.20%
Maximum | Age 60 and under
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	60	60
Maximum | Age 60-69
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Attained Age	69	69
Maximum | GMAB | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	8.20%	8.20%
Maximum | GMAB | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	21.00%	22.00%
Maximum | GMAB | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	12.00%	12.00%
Maximum | GMAB | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	31.00%	31.00%
Maximum | GMWB/GMWBL | In Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	5.50%	5.80%
Maximum | GMWB/GMWBL | In Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	21.00%	17.00%
Maximum | GMWB/GMWBL | Out Of Money | During Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	11.00%	12.00%
Maximum | GMWB/GMWBL | Out Of Money | After Surrender Charge Period
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Lapses	40.00%	32.00%